Long-Term Debt - Summary of Future Minimum Lease Payments under Capital and Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Future Minimum Lease Payments Under Capital Leases And Operating Leases For Continuing Operations [Line Items]
2013	$ 7.9
2014	7.8
2015	2.3
2016	1.4
2017	0.6
Thereafter	1.4
Total minimum lease payments	21.4
Less: amount representing interest	(3.0)
Present value of net minimum lease payments	18.4
Operating [Member]
Future Minimum Lease Payments Under Capital Leases And Operating Leases For Continuing Operations [Line Items]
2013	38.1
2014	32.1
2015	26.9
2016	17.6
2017	13.0
Thereafter	56.2
Total minimum lease payments	$ 183.9